SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:SHAREHOLDERS' EQUITY

a.Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

The contractual term of the share options is generally no more than seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2021, there were 625,477 ordinary shares reserved for future share-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based share options for the year ended December 31, 2021:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	4,527,047	$3.24	21.79	$42,942
Granted	1,567,323	1.22	-	-
Exercised	(2,219,157)	3.11	-	39,395
Cancelled	(300,812)	4.82	-	-
Outstanding at December 31, 2021	3,574,401	$2.46	45.90	$77,173

Exercisable at December 31, 2021	968,706	$4.45	4.27	$18,984

Vested and expected to vest at December 31, 2021	3,432,075	$2.54	2.13	$73,693

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021, 2020 and 2019 was $18.55, $3.14, and $1.75, respectively.

The aggregate intrinsic value of the outstanding share options at December 31, 2021, represents the intrinsic value of all outstanding options since they were all in-the-money as of such date.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes the activities for the Company’s performance-based share options for the year ended December 31, 2021:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	769,311	$2.78	40.53	7,653
Granted	436,963	-	-	-
Exercised	(15,000)	-	-	228
Cancelled	(287,374)	-	-	-

Outstanding at December 31, 2021	903,900	$2.37	46.16	$19,599

Exercisable at December 31, 2021	300,000	$5.35	5.58	$5,610

Vested and expected to vest at December 31, 2021	903,400	$2.37	2.50	$19,526

The weighted-average grant-date fair value of options granted during the year ended December 31, 2021 and 2020 was $20.03 and $3.12, respectively. No performance-based options were granted during 2019.

The aggregate intrinsic value of the outstanding performance-based options at December 31, 2021, represents the intrinsic value of all outstanding options since they were all in-the-money as of such date.

The following table summarizes additional information regarding outstanding and exercisable service-based options under the Company's share Option Plan as of December 31, 2021:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	2,009,425	78.46	$0.01	8,658	78.18	$0.01
2.52 – 3.38	521,053	3.01	3.16	456,651	2.94	3.16
4.23 – 5.90	493,433	4.45	5.01	287,651	4.02	4.92
6.23 – 8.34	450,989	4.49	6.77	214,413	4.45	6.72
$12.02 – 21.35	99,501	6.24	16.28	1,333	6.11	12.02

	3,574,401	45.90	$2.46	968,706	4.27	$4.45

The following table summarizes additional information regarding outstanding and exercisable performance-based options under the Company's share Option Plan as of December 31, 2021:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01	503,900	78.37	$0.01	-	-	$-
$5.35	400,000	5.58	5.35	300,000	5.58	5.35

	903,900	46.16	$2.37	300,000	5.58	$5.35

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$171	$102	$164
Research and development	946	887	488
Selling and marketing	3,248	1,898	515
General and administrative	2,620	1,560	1,126

Total	$6,985	$4,447	$2,293

As of December 31, 2021, there was $16,293 of unrecognized compensation cost related to outstanding options. These amounts are expected to be recognized over a weighted-average period of 1.59 years related to outstanding options. To the extent the actual forfeiture rate is different from what has been estimated, share-based compensation related to these awards will differ from the initial expectations.

c.As part of the acquisition of Undertone, the Company granted warrants to purchase 66,666 ordinary shares, at a weighted average exercise price of $9.09 per share, to a third-party vendor that provides development services to Undertone. The warrants were exercisable until December 27, 2020 and wasn’t exercised by this date. No expense incurred in 2020. The total expense incurred in 2019 was $59.